Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
ACCRUED EXPENSES
ACCRUED EXPENSES
Accrued expenses consisted of the following:

	March 31, 2015	December 31, 2014
	(In thousands)
Accrued clinical investigator expenses	$378	$309
Accrued compensation expenses	474	226
Other accrued expenses	857	419
Total accrued expenses	$1,709	$954

ACCRUED EXPENSES
Accrued expenses consisted of the following:

	December 31,
	2014	2013
	(In thousands)
Accrued clinical investigator expenses	$309	$562
Accrued other compensation expenses	226	106
Other accrued expenses	419	266
Total accrued expenses	$954	$934